Offerings - Offering: 1	Jan. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01465
Amount Registered | shares	21,951,785
Proposed Maximum Offering Price per Unit	24.97
Maximum Aggregate Offering Price	$ 548,136,071.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,697.59
Offering Note	1a. Represents the number of shares of common stock, par value $0.01465 per share ("Common Stock"), of Hormel Foods Corporation (the "Registrant"), initially available pursuant to the Hormel Foods Corporation 2026 Equity and Incentive Compensation Plan (the "Plan") being registered hereon. 1b. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional shares of Common Stock as may become available pursuant to any anti-dilution provisions of the Plan. 1c. Estimated solely for calculating the amount of the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 of the General Rules and Regulations under the Securities Act, on the basis of the average of the high and low sale prices of the Registrant's Common Stock on The New York Stock Exchange on January 27, 2026, a date that is within five business days prior to filing.